RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2026
Related party transactions [abstract]
Disclosure of remuneration of key management personnel [Table Text Block]
	2026	2025
	$	$

Directors fees	245,416	252,500
Salaries and benefits	1,121,666	1,010,201
Share-based compensation	1,107,256	1,191,219
Total remuneration of key management personnel	2,474,338	2,453,920